UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Regional Bank Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.38%					$2,048,799
(Cost $3,718,758)

Diversified Financial Services 0.38%					2,048,799
CBG Florida REIT Corp. (S)	7.114%	05/29/49	CCC	3,900	702,519
Webster Capital Trust IV (P)	7.650	06/15/37	BB+	3,275	1,346,280

Issuer				Shares	Value

Common stocks 90.14%				$490,836,174
(Cost $441,849,139)

Asset Management & Custody Banks 7.75%					42,170,644
Bank of New York Mellon Corp.				849,327	21,861,677
Northern Trust Corp.				176,543	10,154,753
State Street Corp.				436,365	10,154,214

Diversified Banks 6.50%					35,387,744
Comerica, Inc.				171,939	2,864,504
U.S. Bancorp				1,103,330	16,373,417
Wells Fargo & Co.				854,488	16,149,823

Diversified Financial Services 6.44%					35,086,033
Bank of America Corp.				1,603,316	10,549,819
Citigroup, Inc.				316,168	1,122,396
JPMorgan Chase & Co.				917,829	23,413,818

Regional Banks 58.99%					321,234,306
Bank of Marin Bancorp				30,554	608,216
Bank of the Ozarks, Inc.				143,467	3,255,833
BB&T Corp.				774,852	15,334,816
Boston Private Financial Holdings, Inc.				324,755	1,529,714
Bryn Mawr Bank Corp.				383,869	7,132,751
City Holding Co.				85,310	2,193,963
CoBiz Financial, Inc.				578,507	2,748,027
Commerce Bancshares, Inc.				637,462	22,280,171
Cullen/Frost Bankers, Inc.				584,237	25,573,148
F.N.B. Corp.				1,025,447	8,111,484
Fifth Third Bancorp				667,331	1,594,981
First Horizon National Corp.				769,756	7,328,313
First Midwest Bancorp, Inc.				38,485	385,100
Hancock Holding Co.				465,713	12,747,249
Huntington Bancshares, Inc.				1,158,991	3,337,966
IBERIANBANK Corp.				196,544	8,332,560
Independent Bank Corp.				606,192	11,239,263
Investors Bancorp, Inc. (I)				93,370	997,459
KeyCorp.				1,068,547	7,779,204
M&T Bank Corp.				437,638	17,029,467
MB Financial, Inc.				330,975	5,408,540
Pacific Continental Corp. (B)				480,459	5,571,414
Pinnacle Financial Partners, Inc. (I)				101,269	2,393,577
PNC Financial Services Group, Inc.				615,349	20,011,962
Prosperity Bancshares, Inc.				603,071	16,313,747
SCBT Financial Corp.				222,299	5,971,623

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Regional Banks (continued)
Signature Bank (I)	694,791	$17,849,823
Southcoast Financial Corp. (I)	138,195	421,571
Sterling Bancshares, Inc.	602,245	3,348,621
SunTrust Banks, Inc.	397,910	4,878,683
SVB Financial Group (I)	656,043	13,626,532
SY Bancorp, Inc.	59,052	1,345,774
Synovus Financial Corp.	675,653	2,675,685
TCF Financial Corp.	1,687,359	20,906,688
Texas Capital Bancshares, Inc. (I)	575,938	6,502,622
TriCo Bancshares	377,691	7,607,200
Washington Trust Bancorp, Inc.	401,865	6,574,920
WestAmerica Bancorp.	258,089	11,029,211
Zions Bancorp.	620,379	9,256,428

Thrifts & Mortgage Finance 10.46%		56,957,447
Abington Bancorp, Inc.	266,282	1,877,289
Beneficial Mutual Bancorp, Inc. (I)	14,904	142,780
Benjamin Franklin Bancorp, Inc.	94,326	1,020,607
Berkshire Hills Bancorp, Inc.	321,034	7,550,720
Danvers Bancorp, Inc.	37,516	472,327
Dime Community Bancshares, Inc.	265,847	2,671,762
ESSA Bancorp, Inc.	161,539	2,154,930
Flushing Financial Corp.	261,670	2,072,427
Hudson City Bancorp, Inc.	546,190	6,335,804
Northwest Bancorp., Inc.	192,356	3,570,127
Parkvale Financial Corp.	33,000	404,910
People's United Financial, Inc.	1,570,786	25,698,059
WSFS Financial Corp.	115,725	2,985,705

	Credit
Issuer, description	rating (A)	Shares	Value

Convertible Preferred Securities 0.42%			$2,733,199
(Cost $7,711,480)

Diversified Financial Services 0.42%			2,733,199
South Financial Group, Inc., 10.00%	BB	6,569	1,970,699
Webster Financial Corp., 8.50%	BB+	200	762,500

Preferred Stocks 1.58%			$8,609,951
(Cost $10,251,703)

Diversified Banks 0.15%			794,339
Wells Fargo & Co., 8.00%	A+	44	794,339

Diversified Financial Services 1.43%			7,815,612
Bank of America Corp., 8.20%	A-	63	901,109
Bank of America Corp., 8.625%	A-	199	2,740,002

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Diversified Financial Services (continued)
Citigroup, Inc., 8.50%, Ser F	BB	356	$3,149,429
Fifth Third Capital Trust V, 7.25%	BBB	35	427,675
Fifth Third Capital Trust VI, 7.25%	BBB	35	428,381
Fifth Third Capital Trust VII, 8.875%	BBB	12	169,016

		Par value
Issuer, description, Rate, Maturity		(000)	Value

Short-term investments 6.84%			$37,267,281
(Cost $37,267,281)

U.S. Government Agency 6.84%			37,267,281
U.S. Treasury Bills,
zero coupon, due 06/25/2009		31,900	31,869,627
zero coupon, due 06/18/2009		5,400	5,397,654

Total investments (Cost $500,798,361)† 99.36%		$541,495,404

Other assets and liabilities, net 0.64%			$3,481,165

Total net assets 100.00%		$544,976,569

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted $5,571,414 or 0.01% of the Fund's net assets as of January 31, 2009.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $500,798,361. Net unrealized appreciation aggregated $40,697,043, of which $145,882,314 related to appreciated investment securities and $105,185,271 related to depreciated investment securities.

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

John Hancock Regional Bank Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$493,874,711	-
Level 2 – Other Significant Observable Inputs	41,095,487	-
Level 3 – Significant Unobservable Inputs	6,525,206	-
Total	$541,495,404	-

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of October 31, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation		-
(depreciation)	($5,442,835)
Net purchases (sales)	5,399,041	-
Transfers in and/or out of Level 3	6,569,000	-
Balance as of January 31, 2009	$6,525,206	-

Risks and uncertainties

Small and medium-size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and medium-size companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and medium-size companies’ stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Sector risk— financial industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010Q1 1/09
3/09

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.94%					$2,656,500
(Cost $3,850,000)

Integrated Oil & Gas 0.94%					2,656,500
Interoil Corp.,
Sub Conv Deb (B)(G)	8.000%	05/09/13	B	3,850	2,656,500

Issuer				Shares	Value

Common stocks 99.45%				$279,311,502
(Cost $365,418,717)

Aerospace & Defense 1.03%					2,895,350
Aerovironment, Inc. (I)				78,126	2,895,350

Air Freight & Logistics 1.11%					3,121,250
HUB Group, Inc. (Class A) (I)				137,500	3,121,250

Airlines 2.97%					8,335,049
Allegiant Travel Co. (I)				172,913	6,183,369
Copa Holdings SA, (Class A)				82,000	2,151,680

Apparel Retail 0.41%					1,147,700
DSW, Inc. (Class A) (I)				115,000	1,147,700

Apparel, Accessories & Luxury Goods 0.66%					1,845,745
Under Armour, Inc. (Class A) (I)				99,770	1,845,745

Application Software 5.03%					14,139,237
Concur Technologies, Inc. (I)				260,645	6,435,325
Monotype Imaging Holdings, Inc. (I)				401,901	2,371,216
Tyler Technologies, Inc. (I)				175,694	2,211,987
Ultimate Software Group, Inc. (I)				226,631	3,120,709

Automotive Retail 1.24%					3,488,400
O'Reilly Automotive, Inc. (I)				120,000	3,488,400

Biotechnology 4.72%					13,250,783
BioMarin Pharmaceutical, Inc. (I)				211,156	4,066,865
Isis Pharmaceuticals, Inc. (I)				157,200	2,221,236
Onyx Pharmaceuticals, Inc. (I)				127,871	3,891,114
OSI Pharmaceuticals, Inc. (I)				86,280	3,071,568

Casinos & Gaming 1.76%					4,931,529
Bally Technologies, Inc. (I)				244,256	4,931,529

Coal & Consumable Fuels 0.65%					1,819,401
Walter Industries, Inc.				98,666	1,819,401

Communications Equipment 2.42%					6,779,019
Comtech Telecommunications Corp. (I)				174,717	6,779,019

Construction & Farm Machinery & Heavy Trucks 3.13%					8,803,520
Force Protection, Inc. (I)				1,464,812	8,803,520

Data Processing & Outsourced Services 0.70%					1,970,202
Euronet Worldwide, Inc. (I)				196,040	1,970,202

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Education Services 0.88%		$2,470,604
American Public Education, Inc. (I)	63,090	2,470,604

Electrical Components & Equipment 0.28%		783,136
Fushi Copperweld, Inc.	166,980	783,136

Electronic Equipment & Instruments 0.89%		2,500,419
I.D. Systems, Inc. (I)(W)	652,851	2,500,419

Environmental & Facilities Services 0.31%		880,475
Team, Inc. (I)	44,581	880,475

Fertilizers & Agricultural Chemicals 1.08%		3,039,881
Intrepid Potash, Inc. (I)	149,160	3,039,881

Gold 1.62%		4,545,339
Eldorado Gold Corp. (I)	300,000	2,325,000
IAMGOLD Corp.	324,611	2,220,339

Health Care Equipment 13.90%		39,047,119
Conceptus, Inc. (I)	225,262	3,236,198
Electro-Optical Sciences, Inc. (I)	633,766	3,289,765
Micrus Endovascular Corp. (I)	328,478	3,706,360
NuVasive, Inc. (I)	178,580	6,671,911
ResMed, Inc. (I)	178,084	7,109,542
Senorx, Inc. (I)	482,572	1,206,680
Somanetics Corp. (I)	258,518	3,786,167
Sonosite, Inc. (I)	195,806	3,720,255
Spectranetics Corp. (I)	535,707	1,607,421
Thoratec Corp. (I)	162,580	4,712,840

Health Care Supplies 1.75%		4,901,602
Align Technology, Inc. (I)	386,120	3,042,625
Rti Biologics, Inc. (I)	758,766	1,858,977

Health Care Technology 1.20%		3,360,177
Allscripts-Misys Healthcare Solutions, Inc.	248,703	2,094,079
Phase Forward, Inc. (I)	93,785	1,266,098

Household Appliances 1.86%		5,236,073
iRobot Corp. (I)	688,957	5,236,073

Industrial Machinery 0.50%		1,391,491
Flow International Corp. (I)	897,736	1,391,491

Integrated Oil & Gas 2.80%		7,861,697
InterOil Corp. (I)	458,408	7,861,697

Internet Software & Services 5.49%		15,414,725
Constant Contact, Inc. (I)	532,030	8,124,098
VistaPrint Ltd. (I)	318,368	7,290,627

Investment Banking & Brokerage 2.01%		5,654,204
Greenhill & Co., Inc.	86,961	5,654,204

Life Sciences Tools & Services 6.76%		18,986,952
AMAG Pharmaceuticals, Inc. (I)	166,113	5,855,483
Exelixis, Inc.	629,763	3,104,732
ICON PLC, SADR	70,000	1,407,000

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Life Sciences Tools & Services (continued)
Kendle International, Inc. (I)	66,731	$1,274,562
Sequenom, Inc.	331,444	7,345,175

Movies & Entertainment 2.88%		8,098,560
Imax Corp. (I)	1,704,960	8,098,560

Oil & Gas Drilling 0.74%		2,081,250
Atwood Oceanics, Inc. (I)	125,000	2,081,250

Oil & Gas Equipment & Services 0.90%		2,541,091
Dril-quip, Inc. (I)	103,718	2,541,091

Oil & Gas Exploration & Production 1.63%		4,588,920
Comstock Resources, Inc. (I)	100,814	3,844,038
Rex Energy Corp. (I)	311,666	744,882

Packaged Foods & Meats 3.31%		9,296,607
Green Mountain Coffee Roasters, Inc. (I)	96,158	3,679,005
Smart Balance, Inc. (I)	772,710	5,617,602

Pharmaceuticals 3.40%		9,552,280
BioForm Medical, Inc. (I)	712,764	826,806
Inspire Pharmaceuticals, Inc. (I)	1,006,771	3,825,730
Matrixx Initiatives, Inc. (I)	283,386	4,899,744

Property & Casualty Insurance 3.22%		9,056,773
Navigators Group, Inc. (I)	67,000	3,439,780
ProAssurance Corp. (I)	118,853	5,616,993

Railroads 1.25%		3,503,191
Genesee & Wyoming, Inc. (Class A) (I)	128,936	3,503,191

Regional Banks 4.59%		12,881,828
Glacier Bancorp, Inc.	153,204	2,351,681
IBERIANBANK Corp.	117,499	4,980,783
PrivateBancorp, Inc.	118,894	1,733,474
Signature Bank (I)	148,536	3,815,890

Research & Consulting Services 2.47%		6,950,956
FTI Consulting, Inc. (I)	67,234	2,757,266
Hill International, Inc. (I)	762,489	4,193,690

Restaurants 0.40%		1,113,980
Texas Roadhouse, Inc. (Class A)	146,000	1,113,980

Security & Alarm Services 0.74%		2,067,000
Corrections Corp. of America	150,000	2,067,000

Semiconductor Equipment 1.25%		3,512,798
Mattson Technology, Inc. (I)	731,966	717,326
Varian Semiconductor Equipment Associates, Inc. (I)	146,821	2,795,472

Semiconductors 3.19%		8,947,805
Atheros Communications (I)	199,385	2,394,614
Cavium Networks, Inc. (I)	164,000	1,492,400
Netlogic Microsystems, Inc. (I)	238,604	5,060,791

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Specialty Stores 0.92%		$2,586,050
Hibbett Sports, Inc. (I)	190,011	2,586,050

Systems Software 0.65%		1,830,864
NetSuite, Inc. (I)	261,552	1,830,864

Trading Companies & Distributors 0.75%		2,100,450
Beacon Roofing Supply, Inc. (I)	165,000	2,100,450

Warrants 0.01%		$28,259
(Cost $0)

Health Care Equipment 0.01%		28,259
Electro-optical Sciences, Inc. (I)	26,639	28,259

Internet Software & Services 0.00%		0
Access Integrated Technologies, Inc. (I)	76,000	0

Total investments (Cost $369,268,717)† 100.40%		$281,996,261

Other assets and liabilities, net (0.40%)		($1,130,709)

Total net assets 100.00%		$280,865,552

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depository Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted $2,656,500 or 0.95% of the Fund's net assets as of January 31, 2009.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income producing security.

(W) The Fund owns 5% or more of the outstanding voting securities of the issuer.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $369,268,717. Net unrealized depreciation aggregated $87,272,456, of which $29,458,278 related to appreciated investment securities and $116,730,734 related to depreciated investment securities.

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$279,216,370	-
Level 2 – Other Significant Observable Inputs	123,391	-
Level 3 – Significant Unobservable Inputs	2,656,500	-
Total	$281,996,261	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of October 31, 2008	$2,228,380	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation		-
(depreciation)	428,120
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of January 31, 2009	$2,656,500	-

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties

Concentration Risk

John Hancock Small Cap Equity Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Small and medium size company risk
Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370Q1 1/09
3/09

John Hancock
MUTUAL FUNDS

John Hancock Financial Industries Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2009

John Hancock Financial Industries Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 90.23%		$213,743,970
(Cost $308,530,267)

Aerospace & Defense 0.21%		510,829
AerCap Holdings NV	104,678	510,829

Application Software 0.74%		1,756,483
Net 1 UEPS Technologies, Inc. (I)	130,788	1,756,483

Asset Management & Custody Banks 15.51%		36,745,952
Ameriprise Financial, Inc.	85,860	1,730,079
Bank of New York Mellon Corp.	364,591	9,384,572
BlackRock, Inc.	96,589	10,508,883
Janus Capital Group, Inc.	214,470	1,125,968
Northern Trust Corp.	29,149	1,676,650
State Street Corp.	191,350	4,452,715
T. Rowe Price Group, Inc.	285,246	7,867,085

Consumer Finance 2.06%		4,889,668
Discover Financial Services	379,218	2,711,409
Visa, Inc. (Class A)	44,139	2,178,259

Diversified Banks 4.56%		10,796,093
Mitsubishi UFJ Financial Group, Inc.	400,000	2,218,928
U.S. Bancorp	229,657	3,408,110
Wells Fargo & Co.	273,495	5,169,055

Diversified Financial Services 7.28%		17,236,461
Bank of America Corp.	815,777	5,367,813
Citigroup, Inc.	483,651	1,716,961
GlobeOp Financial Services	879,990	882,782
JPMorgan Chase & Co.	363,344	9,268,905

Insurance Brokers 8.63%		20,440,624
AON Corp.	315,764	11,699,056
Willis Group Holdings Ltd.	353,052	8,741,568

Investment Banking & Brokerage 12.90%		30,549,803
Charles Schwab Corp.	712,212	9,678,961
Goldman Sachs Group, Inc.	67,321	5,434,824
KBW, Inc.	216,150	4,059,297
Lazard Ltd. (Class A)	371,244	9,837,966
Morgan Stanley	76,063	1,538,755

Life & Health Insurance 6.65%		15,762,337
Aflac, Inc.	95,277	2,211,379
MetLife, Inc.	280,658	8,063,304
Principal Financial Group, Inc.	156,401	2,594,693
Prudential Financial, Inc.	112,348	2,892,961

Multi-Line Insurance 0.81%		1,931,723
HCC Insurance Holdings, Inc.	82,517	1,931,723

Property & Casualty Insurance 14.62%		34,626,095
ACE Ltd.	292,970	12,791,070
Axis Capital Holdings Ltd.	237,440	5,760,294

John Hancock Financial Industries Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

Issuer	Shares	Value

Property & Casualty Insurance (continued)
Berkshire Hathaway, Inc. (Class A) (I)	148	13,246,296
Progressive Corp.	232,793	2,828,435

Real Estate Services 0.36%		847,850
CB Richard Ellis Group, Inc. (Class A)	235,514	847,850

Regional Banks 7.09%		16,803,749
Fifth Third Bancorp	289,679	692,333
KeyCorp.	243,887	1,775,497
PNC Financial Services Group, Inc.	170,526	5,545,505
Prosperity Bancshares, Inc.	45,145	1,221,172
Signature Bank	205,120	5,269,533
Sterling Bancshares, Inc.	260,755	1,449,798
SVB Financial Group (I)	17,954	372,905
Synovus Financial Corp.	120,456	477,006

Reinsurance 6.27%		14,846,284
PartnerRe Ltd.	155,635	10,198,761
Platinum Underwriters Holdings Ltd.	157,836	4,389,419
Reinsurance Group of America, Inc.	7,244	258,104

Specialized Finance 1.81%		4,280,043
Interactive Brokers Group, Inc. (Class A) (I)	280,291	4,280,043

Thrifts & Mortgage Finance 0.73%		1,719,976
People's United Financial, Inc.	105,133	1,719,976

Preferred Stocks 1.37%		$3,243,938
(Cost $3,969,021)

Issuer, description	Credit rating (A)	Shares	Value

Diversified Financial Services 1.37%			3,243,938
Bank of America Corp., 8.20%	A-	27,357	388,882
Bank of America Corp., 8.625%	A-	78,334	1,079,443
Citigroup, Inc., 8.50%, Ser F	BB	150,327	1,331,897
Fifth Third Capital Trust V, 7.25%	BBB	15,299	185,118
Fifth Third Capital Trust VI, 7.25%	BBB	15,299	185,424
Fifth Third Capital Trust VII, 8.875%	BBB	5,197	73,174

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 5.87%					$13,902,848
(Cost $13,902,848)

U.S. Government 5.87%					13,902,848
U.S. Treasury Bill	Zero	06/11/09	AAA	4,115	4,112,251
U.S. Treasury Bill	Zero	06/25/09	AAA	9,800	9,790,597

Total investments (Cost $326,402,136) † 97.47%				$230,890,756

Other assets and liabilities, net 2.53%					$5,983,521

Total net assets 100.00%				$236,874,277

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock Financial Industries Fund
Securities owned by the Fund on
January 31, 2009 (Unaudited)

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income producing security.

† At January 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $331,772,346. Net unrealized depreciation aggregated $100,881,590, of which $4,547,312 related to appreciated investment securities and $105,428,902 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
Investments are stated at value as of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157). FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may

4

include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2009:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$213,886,199
Level 2 – Other Significant Observable
Inputs	17,004,557
Level 3 – Significant Unobservable Inputs	-	-
Total	$230,890,756

* Other financial instruments are derivative instruments not reflected in the Fund of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital

5

gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Risks and uncertainties
Sector risk — financial industry
Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of Funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

6

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

700Q1 1/09
3/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 20, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 20, 2009